Business combinations - Summary of details of acquisition (Detail) - Glioblast Pty Ltd [member] - AUD ($)	Jun. 30, 2018	Jun. 30, 2017	Oct. 31, 2016
Disclosure of detailed information about business combination [line items]
Intellectual property		$ 16,408,000	$ 16,408,000
Deferred tax liability		(4,512,000)	(4,512,000)
Net assets acquired			11,896,000
Goodwill	$ 0		0
Acquisition-date fair value of the total consideration transferred			11,896,000
Cash paid or payable to vendor		7,097,000	7,097,000
Less: shares issued by company as part of consideration		1,544,000	1,544,000
Contingent consideration		$ (3,255,000)	3,255,000
Total			$ 11,896,000